Goodwill - Narrative (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows, period	5 years
BELL MEDIA
Disclosure of information for cash-generating units [line items]
Percent by which perpetuity growth rate must change in order for unit's recoverable amount to be equal to carrying amount	(0.30%)
Percent by which discount rate must change in order for unit's recoverable amount to be equal to carrying amount	0.20%